CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 280.8	$ 241.7	$ 274.8
Other comprehensive income:
Foreign currency translation adjustment	5.4	11.5	(1.1)
Recognition of prior service cost and actuarial gains (losses) related to our pension and other postretirement benefit plans	23.9	(59.0)	(25.1)
Change in cumulative loss from cash flow hedging transactions	0.2	0.2	0.2
Comprehensive income	310.3	194.4	248.8
Parent
Net income	272.1	232.9	266.7
Other comprehensive income:
Foreign currency translation adjustment	5.7	11.5	(0.9)
Recognition of prior service cost and actuarial gains (losses) related to our pension and other postretirement benefit plans	23.9	(59.0)	(25.1)
Change in cumulative loss from cash flow hedging transactions	0.2	0.2	0.2
Comprehensive income	301.9	185.6	240.9
Noncontrolling Interests
Net income	8.7	8.8	8.1
Other comprehensive income:
Foreign currency translation adjustment	(0.3)	0	(0.2)
Recognition of prior service cost and actuarial gains (losses) related to our pension and other postretirement benefit plans	0	0	0
Change in cumulative loss from cash flow hedging transactions	0	0	0
Comprehensive income	$ 8.4	$ 8.8	$ 7.9